Derivative Activities and Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments And Hedging Activities [Line Items]
Accumulated other comprehensive income, before tax	$ 59,571		$ 83,880
Accumulated other comprehensive income, net of taxes	38,125		51,846	34,974
Cash flow hedge gain to be reclassified within twelve months	41,948		46,746
Cash flow hedge gain to be reclassified within twelve months, net of tax	26,847		28,730
Settlement of non-hedge derivative instruments	13,604	(19,906)	(23,491)	45,490	160,275
Customer A
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues			15.10%
Customer B
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues			13.60%
Customer C
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues			10.40%
Major Customer
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues				20.30%	26.40%
Early settlement
Derivative Instruments And Hedging Activities [Line Items]
Settlement of non-hedge derivative instruments				$ 7,097	$ 111,874